TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Domestic (Israel)	$ 0	$ 0	$ 0
Foreign (United States)	49	0	0
Total current	49	0	0
Deferred:
Domestic (Israel)	358	268	(579)
Foreign (United States)	169	(111)	(107)
Total deferred	576	157	(686)
Previous Years:
Domestic (Israel)	0	0	0
Foreign (United States)	0	(59)	24
Taxes on income (tax benefit)	$ 576	$ 98	$ (662)